Convertible debentures and promissory notes payable	3 Months Ended
Feb. 28, 2023
Convertible debentures and promissory notes payable
Convertible debentures and promissory notes payable

5. Convertible debentures and promissory notes payable

(a)Convertible debentures

Amounts due to the related parties are payable to two shareholders who are also officers and directors of the Company.

	February 28,	November 30,
	2023	2022
Convertible debenture payable to two directors and officers of the
Company, unsecured, 10% annual interest rate,
payable monthly (“2018 Debenture”)	$500,000	$500,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“May 2019 Debenture”)	1,050,000	1,050,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“November 2019 Debenture”)	250,000	250,000
	$1,800,000	$1,800,000

On September 10, 2018, the Company completed a private placement financing of the unsecured convertible 2018 Debenture in the principal amount of $0.5 million. The 2018 Debenture matured on September 1, 2020. The 2018 Debenture bore interest at a rate of 10% per annum, payable monthly, was pre-payable at any time at the option of the Company and was convertible at any time into common shares of the Company at a conversion price of $3.00 per common share at the option of the holder. Dr. Isa Odidi and Dr. Amina Odidi, who are shareholders, directors and executive officers of the Company provided the Company with the $0.5 million of the proceeds for the 2018 Debenture.

At issuance, as the conversion price was lower than the market share price, the beneficial conversion feature valued at September 10, 2018 of $66,667 was allocated to Additional paid-in capital. Subsequently, the fair value of the 2018 Debenture was accreted over the remaining life of the 2018 Debenture using an effective rate of interest of 7.3%. Effective September 1, 2020, the maturity date for the 2018 Debenture was further extended to November 30, 2020. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $0.5 million and recorded the new convertible debt at the fair value of $0.5 million, resulting in no gain or loss. The carrying amount of the debt instrument is accreted over the remaining life of the 2018 Debenture using a nominal effective rate of interest. As of November 30, 2022 the maturity date for the 2018 Debenture was further extended to August 31, 2023.

Effective May 31, 2022, the maturity date for the May 2019 Debenture was further extended to November 30, 2022. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $1,050,000 and recorded the new convertible debt at the fair value of $1,050,000, resulting in no gain or loss. The carrying amount of the debt instrument is accreted over the remaining life of the May 2019 Debenture using a nominal effective rate of interest. As of November 30, 2022 the maturity date for the May 2019 Debenture was further extended to August 31, 2023.

Effective May 31, 2022, the maturity date for the November 2019 Debenture was further extended to November 30, 2022. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment. In accordance with ASC paragraph 470-50-40-2, extinguishment transactions between related entities are treated as capital transactions. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $250,000 and recorded the new convertible debt at the fair value of $250,000, resulting in no gain or loss. The carrying amount of the debt instrument is accreted over the remaining life of the November 2019 Debenture using a nominal effective rate of interest. As of November 30, 2022 the maturity date for the November 2019 Debenture was further extended to August 31, 2023.

(b)Promissory notes payable

	February 28,	November 30,
	2023	2022
	$	$
Promissory notes payable to two directors and officers of the Company, unsecured, no annual interest rate on the outstanding loan balance	157,437	157,437
Promissory notes payable to third party unsecured, 10% annual interest rate on the outstanding loan balance	203,077	203,077
	360,514	360,514

In September 2019, the Company issued two unsecured, non-interest bearing promissory notes, with no fixed repayment terms, in the amounts of US$6,500 and CDN$203,886, to Dr. Isa Odidi and Dr. Amina Odidi, who are shareholders, directors and executive officers of the Company.

In October 2023, the Company issued an unsecured, 10% annual interest bearing promissory note, with a 6 month fixed repayment term, in the amount of US$200,000.